Fair Value Measurements - Preferred stock warrant liability (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrant liability, beginning	$ 5,973
Warrant liability, ending			$ 5,973
Warrant liability, current	17,457		581	$ 653
Warrant liability, noncurrent			11,518	15,343
Change in the fair value of warrants	(9,282)	$ (950)	(1,466)	3,538
Warrant Liability [Member]
Warrant liability, beginning	12,099	15,996	15,996	14,151
Issuance			745
Changes in fair value	9,282	1,000	1,466	(3,538)
Extinguishment			(5,973)
Exercise	(3,924)		(135)
Warrant liability, ending	17,457		12,099	15,996
Change in the fair value of warrants			1,500	3,500
Series A-1 | Warrant Liability [Member]
Warrant liability, beginning	581	485	485	752
Changes in fair value	356		96	(267)
Exercise	(937)
Warrant liability, ending			581	485
Series A-3 | Warrant Liability [Member]
Warrant liability, beginning	2,896	2,541	2,541	3,332
Changes in fair value	91		355	(791)
Exercise	(2,987)
Warrant liability, ending			2,896	2,541
Series A-4 | Warrant Liability [Member]
Warrant liability, beginning	8,622	7,686	7,686	10,067
Changes in fair value	8,835		1,071	(2,381)
Exercise			(135)
Warrant liability, ending	$ 17,457		8,622	7,686
Series 3 Growth | Warrant Liability [Member]
Warrant liability, beginning		4,631	4,631
Issuance				4,706
Changes in fair value			1,342	(75)
Extinguishment			(5,973)
Warrant liability, ending				4,631
Series 4 Growth Redeemable Convertible Preferred Stock | Warrant Liability [Member]
Warrant liability, beginning		$ 653	653
Issuance			745	677
Changes in fair value			$ (1,398)	(24)
Warrant liability, ending				$ 653